Basis of Presentation	9 Months Ended
Sep. 30, 2016
Basis of Presentation
Basis of Presentation

Note 2 – Basis of Presentation

The unaudited consolidated financial statements presented herein are as of September 30, 2016 and December 31, 2015 and for three and nine months ended September 30, 2016 and 2015.  These unaudited consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”)—as prescribed by the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”).

The accompanying unaudited consolidated financial statements do not include all information and footnotes required by generally accepted accounting principles in the United States of America ("GAAP") for complete financial statements. These interim unaudited consolidated financial statements and related notes should be read in conjunction with the Company's audited financial statements for the year ended December 31, 2015 disclosed within the most recent filed Form S-4/A.

In the opinion of management, the accompanying unaudited consolidated financial statements contain all adjustments, consisting of normal recurring adjustments necessary for a fair statement of the results for the interim periods presented. Such operating results may not be indicative of the expected results for any other interim periods or the entire year.